American Funds Corporate Bond Fund® Summary prospectus August 1, 2017 (as supplemented August 14, 2017)

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	BFCAX	BFCCX	TFBBX	BFCFX	BFCGX	CFBFX	COBAX	COBCX	COBEX	TABBX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	COBFX	RCBAX	RCBBX	RCBGX	RCBCX	RCBDX	RCBHX	RCBEX	RCBFX

Investment objective The fund’s investment objective is to seek to provide maximum total return consistent with capital preservation and prudent risk management.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 31 of the prospectus, on page 74 of the fund’s statement of additional information and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated August 1, 2017 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.30[2]	0.99	0.25[2]	0.24	none	none	0.30
Other expenses	0.18	0.23[2]	0.27[3]	0.29[2]	0.25	0.16[3]	0.29[2]
Total annual fund operating expenses	0.94	1.68	0.98	0.99	0.71	0.62	1.05
Expense reimbursement[4]	0.04	0.04[2]	0.04[3]	0.04[2]	0.04[2]	0.04[3]	0.04[2]
Total annual fund operating expenses after expense reimbursement	0.90	1.64	0.94	0.95	0.67	0.58	1.01

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.98	0.50[2]	0.25[2]	0.00	1.00[2]	0.75[2]	0.60[2]
Other expenses	0.29[2]	0.26[2]	0.32[3]	0.29[2]	0.32[2]	0.30[2]	0.36[2]
Total annual fund operating expenses	1.73	1.22	1.03	0.75	1.78	1.51	1.42
Expense reimbursement[4]	0.04[2]	0.04[2]	0.04[3]	0.04[2]	0.10[2]	0.04[2]	0.04[2]
Total annual fund operating expenses after expense reimbursement	1.69	1.18	0.99	0.71	1.68	1.47	1.38

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.50[2]	0.25[2]	none	none	none
Other expenses	0.25[2]	0.22[2]	0.31[2]	0.23[2]	0.16[2]
Total annual fund operating expenses	1.21	0.93	0.77	0.69	0.62
Expense reimbursement[4]	0.04[2]	0.04[2]	0.04[2]	0.06[2]	0.04[2]
Total annual fund operating expenses after expense reimbursement	1.17	0.89	0.73	0.63	0.58
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Restated to reflect current fees.
[3]	Based on estimated amounts for the current fiscal year.
[4]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least August 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

American Funds Corporate Bond Fund / Summary prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 463	$ 267	$ 344	$ 97	$ 68	$ 59	$ 474	$ 272	$ 120	$ 348	$ 73	$ 171	$ 150
3 years	659	526	550	311	223	194	693	541	383	566	236	551	473
5 years	872	909	774	543	391	342	929	935	666	801	413	955	820
10 years	1,482	1,984	1,418	1,209	879	770	1,606	2,038	1,474	1,474	927	2,086	1,798

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 140	$ 119	$ 91	$ 75	$ 64	$ 59		1 year	$ 167	$ 172
3 years	445	380	292	242	215	194		3 years	526	541
5 years	773	661	511	424	378	342		5 years	909	935
10 years	1,699	1,462	1,139	950	853	770		10 years	1,984	2,038

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 162% of the average value of its portfolio.

Principal investment strategies The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in investment-grade corporate debt securities, such as bonds. Normally, at least 80% of the fund’s assets will be invested in corporate debt securities, which may be represented by other investment instruments, including derivatives. The fund will also normally invest all of its assets in debt instruments, including bonds, mortgage- and other asset-backed securities, money market instruments, cash, cash equivalents and certain derivative instruments, with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or in debt instruments that are unrated but determined at the time of purchase to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization. The fund invests in debt securities with a wide range of maturities.

The fund may invest significantly in debt securities issued by companies domiciled outside the United States, including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

American Funds Corporate Bond Fund / Summary prospectus 2

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Corporate Bond Fund / Summary prospectus 3

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies

American Funds Corporate Bond Fund / Summary prospectus 4

of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Corporate Bond Fund / Summary prospectus 5

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Corporate Debt Funds BBB-Rated Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper Corporate Debt Funds A-Rated Average also includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Because each class of shares of the fund other than Class A shares did not begin investment operations until July 29, 2016, information regarding investment results for such share classes is not available as of the date of this prospectus.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A − Before taxes	12/14/2012	2.98%	2.57%
− After taxes on distributions		1.47	1.15
− After taxes on distributions and sale of fund shares		1.74	1.31

Indexes	1 year	Lifetime (from Class A inception)
Bloomberg Barclays U.S. Corporate Investment Grade Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.11%	2.76%
Lipper Corporate Debt Funds BBB-Rated Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.91	2.40
Lipper Corporate Debt Funds A-Rated Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.48	2.09
Class A annualized 30-day yield at May 31, 2017: 2.10% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Funds Corporate Bond Fund / Summary prospectus 6

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David S. Lee President	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.
MFGEIPX-032-0917P Litho in USA CGD/DFS/10236 Investment Company File No. 811-22744

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Summary Prospectus Supplement August 14, 2017

For the following funds with summary prospectuses dated April 7, 2017—August 1, 2017 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund®

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Keep this supplement with your summary prospectus. Each fund’s summary prospectus consists of this supplement and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this supplement, in which case the disclosure provided in this supplement is controlling.

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed on the cover of this supplement (other than American Funds Emerging Markets Bond Fund) is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds Emerging Markets Bond Fund is amended by replacing the “Shareholder fees” table in its entirety with the following:

Shareholder fees (fees paid directly from your investment)

Share class:	A and 529-A		C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00	*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none

*	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by replacing information on Class A and/or Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information set forth below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	529-A
Management fees	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.24 [4]	0.23 [4]
Other expenses	0.15	0.25
Total annual fund operating expenses	0.69	0.78

4 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$641	$650
3 years	783	810
5 years	937	983
10 years	1,384	1,486

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.23%		0.23%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.12		0.21
Total annual fund operating expenses	0.60		0.68

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$633	$640
3 years	756	780
5 years	891	932
10 years	1,282	1,373

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.46%
Distribution and/or service (12b-1) fees	0.30	[2]
Other expenses	0.18
Total annual fund operating expenses	0.94
Expense reimbursement[4]	0.04
Total annual fund operating expenses after expense reimbursement	0.90

Example

Share class:	A
1 year	$463
3 years	659
5 years	872
10 years	1,482

Summary Prospectus Supplement	2

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.76%
Distribution and/or service (12b-1) fees	0.21	[3]
Other expenses	0.44
Total annual fund operating expenses	1.41

Example

Share class:	529-A
1 year	$710
3 years	996
5 years	1,302
10 years	2,169

American Funds Emerging Markets Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.57%
Distribution and/or service (12b-1) fees	0.30	[1]
Other expenses[2]	0.42
Total annual fund operating expenses	1.29
Expense reimbursement[3]	0.08
Total annual fund operating expenses after expense reimbursement	1.21

Example

Share class:	529-A
1 year	$494
3 years	761
5 years	1,048
10 years	1,865

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.46%		0.46%
Distribution and/or service (12b-1) fees	0.27	[3]	0.23	[3]
Other expenses	0.15		0.26
Total annual fund operating expenses	0.88		0.95

Example

Share class:	A	529-A
1 year	$660	$666
3 years	840	860
5 years	1,035	1,070
10 years	1,597	1,674

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.33%
Distribution and/or service (12b-1) fees	0.23	[2]
Other expenses	0.25	[2]
Total annual fund operating expenses	0.81

Example

Share class:	529-A
1 year	$331
3 years	502
5 years	688
10 years	1,227

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.20		0.30
Total annual fund operating expenses	0.69		0.77

Example

Share class:	A	529-A
1 year	$443	$451
3 years	587	612
5 years	745	787
10 years	1,201	1,293

American High-Income Municipal Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.30%
Distribution and/or service (12b-1) fees	0.29	[3]
Other expenses	0.09
Total annual fund operating expenses	0.68

3 Restated to reflect current fees.

Example

Share class:	A
1 year	$442
3 years	584
5 years	739
10 years	1,190

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.29%
Distribution and/or service (12b-1) fees	0.25	[3]
Other expenses	0.18
Total annual fund operating expenses	0.72

Example

Share class:	A
1 year	$446
3 years	597
5 years	761
10 years	1,236

Summary Prospectus Supplement	3

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.11		0.22
Total annual fund operating expenses	0.60		0.70

Example

Share class:	A	529-A
1 year	$633	$642
3 years	756	786
5 years	891	942
10 years	1,282	1,395

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.19%		0.19%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.18		0.27
Total annual fund operating expenses	0.62		0.70

Example

Share class:	A	529-A
1 year	$436	$444
3 years	566	590
5 years	708	750
10 years	1,120	1,213

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.23%		0.23%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.13		0.24
Total annual fund operating expenses	0.61		0.71

Example

Share class:	A	529-A
1 year	$634	$643
3 years	759	789
5 years	896	947
10 years	1,293	1,407

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.44%		0.44%
Distribution and/or service (12b-1) fees	0.26	[3]	0.24	[3]
Other expenses	0.27		0.36
Total annual fund operating expenses	0.97		1.04

Example

Share class:	A	529-A
1 year	$470	$477
3 years	672	694
5 years	891	927
10 years	1,520	1,598

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.38%		0.38%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.17		0.27
Total annual fund operating expenses	0.80		0.88

Example

Share class:	A	529-A
1 year	$652	$660
3 years	816	840
5 years	994	1,035
10 years	1,508	1,597

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.42%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.26
Total annual fund operating expenses	0.91

3 Restated to reflect current fees.

Example

Share class:	529-A
1 year	$663
3 years	848
5 years	1,050
10 years	1,630

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.25%		0.25%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.12		0.22
Total annual fund operating expenses	0.62		0.70

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$635	$642
3 years	762	786
5 years	901	942
10 years	1,305	1,395

Summary Prospectus Supplement	4

The Growth Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.27%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.25
Total annual fund operating expenses	0.75

Example

Share class:	529-A
1 year	$647
3 years	801
5 years	968
10 years	1,452

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.22%		0.22%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.10		0.21
Total annual fund operating expenses	0.57		0.67

Example

Share class:	A	529-A
1 year	$630	$640
3 years	747	777
5 years	875	927
10 years	1,248	1,362

Intermediate Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.20%		0.20%
Distribution and/or service (12b-1) fees	0.27	[3]	0.24	[3]
Other expenses	0.16		0.27
Total annual fund operating expenses	0.63		0.71

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$313	$321
3 years	447	471
5 years	592	635
10 years	1,017	1,110

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.49%		0.49%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.19		0.29	[3]
Total annual fund operating expenses	0.93		1.01

Example

Share class:	A	529-A
1 year	$664	$672
3 years	854	878
5 years	1,060	1,101
10 years	1,652	1,740

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.24	[3]	0.23	[3]
Other expenses	0.12		0.22
Total annual fund operating expenses	0.60		0.69

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$633	$641
3 years	756	783
5 years	891	937
10 years	1,282	1,384

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.39%		0.39%
Distribution and/or service (12b-1) fees	0.24	[3]	0.22	[3]
Other expenses	0.19		0.29
Total annual fund operating expenses	0.82		0.90

Example

Share class:	A	529-A
1 year	$654	$662
3 years	822	845
5 years	1,004	1,045
10 years	1,530	1,619

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.38%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.26
Total annual fund operating expenses	0.87

Example

Share class:	529-A
1 year	$659
3 years	837
5 years	1,029
10 years	1,586

Summary Prospectus Supplement	5

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.55%		0.55%
Distribution and/or service (12b-1) fees	0.24	[4]	0.22	[4]
Other expenses	0.29		0.37
Total annual fund operating expenses	1.08		1.14

Example

Share class:	A	529-A
1 year	$679	$685
3 years	899	916
5 years	1,136	1,167
10 years	1,816	1,881

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.63%		0.63%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.23		0.33
Total annual fund operating expenses	1.11		1.19

Example

Share class:	A	529-A
1 year	$682	$689
3 years	908	931
5 years	1,151	1,192
10 years	1,849	1,935

U.S. Government Securities Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.21%		0.21%
Distribution and/or service (12b-1) fees	0.27	[3]	0.23	[3]
Other expenses	0.17		0.28
Total annual fund operating expenses	0.65		0.72

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$439	$446
3 years	575	597
5 years	724	761
10 years	1,155	1,236

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.24%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.20
Total annual fund operating expenses	0.67

3 Restated to reflect current fees.

Example

Share class:	529-A
1 year	$640
3 years	777
5 years	927
10 years	1,362

Lit. No. MFGEBS-251-0817P Litho in USA CGD/RRD/10039-S63297 00171098	Summary Prospectus Supplement	6